Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (290,353)	$ (64,347)	$ (490)	$ 577,440
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,392,256)			(1,104,670)
Add back: non-cash compensation expense to transfer of founder shares		62,500		62,500
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(32,498)			(9,082)
Short-term prepaid insurance	48,967			(156,000)
Long-term prepaid insurance	29,033			(29,033)
Accounts payable and accrued expenses	1,809,183	668
Prepaid income taxes		(4,996)
Accrued expenses			490	152,915
Income taxes payable	274,981			206,393
Net cash used in operating activities	(552,943)	(6,175)		(299,537)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(80,000)			(116,150,000)
Cash withdrawn from Trust Account in connection with redemption	82,498,497
Cash withdrawn from Trust Account to pay franchise and income taxes	206,393
Net cash provided by investing activities	82,624,890			(116,150,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to sponsor			25,000
Proceeds from sale of Units, net of underwriting discounts paid				115,000,000
Proceeds from sale of Private Placement Units				2,575,000
Proceeds from promissory note - related party		16,000		19,700
Repayment of promissory note - related party	(19,700)
Payment of offering costs	(96,797)	(34,743)		(623,953)
Redemption of common stock	(82,498,497)
Net cash used in financing activities	(82,614,994)	(18,743)	25,000	116,970,747
Net Change in Cash	(543,047)	(24,918)	25,000	521,210
Cash – Beginning of period	546,210	25,000		25,000
Cash – End of period	3,163	82	25,000	546,210
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs		84,895	54,510	301,797
Accretion of Class A common stock to redemption value	1,879,743			12,476,505
Deferred underwriting fee payable				$ 4,025,000
Excise tax payable attributable to redemption of common stock	$ 824,985